PROPERTY AND EQUIPMENT, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Property and equipment, net	¥ 47,499,494	¥ 46,916,628
Asset pledged as security | Bank loans and other financing obligations
PROPERTY AND EQUIPMENT, NET
Property and equipment, net	¥ 14,837,993	¥ 12,721,652